SEGMENTED INFORMATION (Schedule of Goodwilll and Total Assets by Segment) (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Goodwill	$ 4,068.2	$ 817.3	$ 856.0
Segmented assets	23,487.7	10,032.2
Corporate [Member]
Segment Reporting Information [Line Items]
Segmented assets	282.9	282.7
Operating Segments [Member] | Midstream [Member]
Segment Reporting Information [Line Items]
Goodwill	426.4	152.6
Segmented assets	6,398.8	3,096.8
Operating Segments [Member] | Power [Member]
Segment Reporting Information [Line Items]
Goodwill	191.0
Segmented assets	3,814.7	3,192.5
Operating Segments [Member] | Utilities [Member]
Segment Reporting Information [Line Items]
Goodwill	3,450.8	664.7
Segmented assets	$ 12,991.3	$ 3,460.2